Financial Assets and Liabilities - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents1 [line items]
Financial investments	R$ 7,223,450	R$ 2,174,614
Investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments	3,279,170	1,600,590
Investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	2,799,706	1,179,503
Investment funds [member] | Bank certificate of deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	479,464	421,087
Bank investments [member]
Cash and cash equivalents1 [line items]
Financial investments	3,944,280	574,024
Bank investments [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	1,400,735	0
Bank investments [member] | Bank certificate of deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	2,340,125	571,840
Bank investments [member] | Other Bank Investments [member]
Cash and cash equivalents1 [line items]
Financial investments	R$ 203,420	R$ 2,184